Subsequent Events to the Balance Sheet Date	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events to the Balance Sheet Date
Note 13 - Subsequent Events to the Balance Sheet Date
No events have occurred subsequent to the balance sheet date that could significantly affect the condensed consolidated financial statements as of June 30, 2026.
Refer to Note 11 in this interim report for further details regarding changes to the Executive Management and the Board of Directors.